Average Annual Total Returns - BlackRock Small Cap Index V.I. Fund	May 01, 2021
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	13.26%
10 Years	11.20%
Class I
Average Annual Return:
1 Year	19.84%
5 Years	13.07%
10 Years	10.87%